SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details)	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 53,105
2026	53,105
2027	53,105
2028	53,105
2029	53,105
Thereafter	225,698
Total	$ 491,223